Intangible assets - Goodwill by operating segment (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Intangible assets
Goodwill	€ 3,164	€ 3,167
Plenitude
Intangible assets
Goodwill	2,916	2,916
Enilive
Intangible assets
Goodwill	116	121
Chemicals
Intangible assets
Goodwill	119	117
Others
Intangible assets
Goodwill	€ 13	€ 13